Note 14 - Voyage and Vessel Operating Expenses - Summary of Voyage Expenses in the Consolidated Statements of Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Total	$ 1,020	$ 999	$ 736
Total	14,826	13,444	9,913
Voyage Expenses [Member]
Port charges / other voyage expenses	1	10
Bunkers	18	15	20
Commissions (including $358, $487 and $511 respectively, to related party)	1,001	974	716
Total	1,020	999	736
Vessel Operating Expenses [Member]
Crew wages and related costs	10,185	9,228	6,885
Insurance	761	777	542
Repairs and maintenance (including $104, $136 and $187 respectively, to related party)	1,120	973	520
Spares and consumable stores	2,645	2,374	1,923
Registration and tonnage taxes (Note 16)	$ 115	$ 92	$ 43